Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues
Third party sales	$ 48,178,325	$ 54,803,181
Related party sales	11,751	29,666
Total revenues	48,190,076	54,832,847
Cost of revenues	31,019,347	33,941,115
Gross profit	17,170,729	20,891,732
Operating expenses
Selling	3,161,070	3,311,649
General and administrative	3,452,610	4,799,711
Research and development	1,460,376	1,642,204
Written-off Tai He deposit		2,469,466
Total operating expenses	8,074,056	12,223,030
Income from operations	9,096,673	8,668,702
Other (income) expense:
Interest expense	128,973	98,805
Interest income	(361,532)	(19,725)
Currency exchange gain	119,193	(449,217)
Other expense, net	114,298	50,180
Total other (income) expenses	932	(319,957)
Income before income tax provision	9,095,741	8,988,659
Income taxes expense	2,064,212	2,433,772
Net income	7,031,529	6,554,887
Net loss attributable to non-controlling interests	(30,478)
Net income attributable to shareholders	7,062,007	6,554,887
Foreign currency translation adjustment – gain / (loss)	(6,319,857)	(6,133,093)
Comprehensive (loss) income	711,672	421,794
Comprehensive loss attributable to non-controlling interests	(56,278)
Comprehensive (loss) income attributable to shareholders	$ 767,950	$ 421,794
Weighted average number of ordinary shares - basic (in Shares)	23,940,000	22,873,370
Basic net income per ordinary share (in Dollars per share)	$ 0.29	$ 0.29